Note 20 - Scheduled Maturities of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial liabilities [text block]
[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2019	12 months	years	years	Total
Non-current
Lease liabilities (Note 17)	-	7,681	1,247	8,928
Interest-bearing loans including interest (Note 17)	-	1,840	-	1,840
Other non-current liabilities	-	-	137	137
Current
Trade and other payables (Note 18)	57,125	-	-	57,125
Lease liabilities (Note 17)	4,930	-	-	4,930
Interest-bearing loans including interest (Note 17)	43,303	-	-	43,303
Other current liabilities (Note 19)	15,142	-	-	15,142
Total financial liabilities including interest	120,500	9,521	1,384	131,405
[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2020	12 months	years	years	Total
Non-current
Lease liabilities (Note 17)	-	3,224	-	3,224
Interest-bearing loans including interest (Note 17)	-	505	-	505
Other non-current liabilities	-	-	68	68
Current
Trade and other payables (Note 18)	25,454	-	-	25,454
Lease liabilities (Note 17)	4,914	-	-	4,914
Interest-bearing loans including interest (Note 17)	337	-	-	337
Other current liabilities (Note 19)	13,040	-	-	13,040
Total financial liabilities including interest	43,744	3,729	68	47,541